Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of dividends [line items]
Franking credits		$ 11,210	$ 10,089	$ 9,165
Franking credits arising on the future payment/(refund) of taxes relating to the period		355	(275)	83
Total franking credits available	[1]	$ 11,565	$ 9,814	$ 9,248

[1]	The payment of the final 2026 dividend determined after 30 June 2026 will reduce the franking account balance by US$2,156 million.